UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$5,224,652
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,324	5,859,200
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		70,293	67,902,674
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		76,596	76,548,620
Term Loan, 3.75%, Maturing June 4, 2021		34,551	34,524,016

			$190,059,162

Automotive — 2.8%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		16,076	$16,106,145
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		13,621	13,681,520
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018		18,286	18,301,764
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		15,340	15,359,212
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,975	20,099,525
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		72,529	71,864,124
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		63,354	63,740,247
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		6,200	6,153,500
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		4,313	4,346,625
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		31,192	31,269,689
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,130	5,145,770
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	EUR	10,025	10,964,084
Term Loan, 4.50%, Maturing June 24, 2022		15,100	15,180,226
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		20,215	20,240,279

			$312,452,710

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		12,079	$11,701,894
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,895,000

			$14,596,894

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		4,250	$4,313,750
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		10,100	9,948,500

			$14,262,250

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		21,983	$21,978,618
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022		13,042	13,058,616
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,874	15,794,163
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		25,582	25,515,738
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022		2,475	2,492,016
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		13,805	13,746,432
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,278	15,303,924
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,547	1,559,941
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		18,579	18,642,277
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016		275	272,628
Term Loan, 3.75%, Maturing March 5, 2020		21,888	21,932,724
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022		7,775	7,813,875
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,276	6,299,228

			$164,410,180

Business Equipment and Services — 8.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		53,025	$53,164,171
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022		7,675	7,707,619
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,285	27,256,901
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		4,987	4,992,909
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		7,939	7,686,418
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,447	17,403,361
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,324	17,288,738
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,815	13,762,891
ClientLogic Corporation
Term Loan, 7.18%, Maturing January 30, 2017	EUR	2,912	3,189,767
Term Loan, 7.54%, Maturing January 30, 2017		9,682	9,658,144
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,948	17,947,597

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,550	$3,579,955
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,511	34,724,050
Education Management, LLC
Revolving Loan, 2.50%, Maturing July 2, 2020(4)		9,764	9,248,073
Term Loan, 5.50%, Maturing July 2, 2020		5,464	3,760,950
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		9,410	5,469,445
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		61,704	61,678,431
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,568	28,556,511
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,437	13,423,747
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,026	2,018,807
Term Loan, 4.00%, Maturing November 6, 2020		15,103	15,046,497
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,397	8,496,444
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,479	23,655,550
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,682	37,645,424
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	43,382
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)		28,525	28,581,451
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,813	17,904,304
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,174,153
Term Loan, Maturing June 10, 2021(2)		5,950	5,920,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,093	23,150,340
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	60,110,091
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,427,677
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		14,755	11,279,959
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,736	9,781,750
Term Loan, 4.50%, Maturing April 2, 2022		12,428	12,517,835
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		3,158	3,134,732
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,860	6,739,950
Peacock Engineering Company, LLC
Term Loan, Maturing July 9, 2022(2)		2,000	2,008,750
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,743	8,819,290
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		28,717	28,501,570
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,500	1,477,500
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,897	1,895,704
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,950,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,774	39,923,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	$86,597,324
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,274	14,348,361
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,905	18,997,559
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		577	576,768
Term Loan, 4.25%, Maturing May 14, 2022		3,298	3,293,388

			$876,517,920

Cable and Satellite Television — 1.0%
Charter Communications Operating, LLC
Term Loan, Maturing January 20, 2023(2)		26,050	$26,136,069
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		4,131	4,135,361
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	8,975	9,864,192
Term Loan, Maturing July 27, 2022(2)		4,950	4,951,856
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	34,495,193
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,385,304
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,557,839
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	3,970,479
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,186,635

			$106,682,928

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,626	$8,647,625
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,343	6,983,808
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,476	4,486,844
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,943	3,953,142
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,529	60,554,694
Term Loan, 4.00%, Maturing February 1, 2020	EUR	943	1,042,718
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,284	11,314,804
Chemours Company Co. (The)
Revolving Loan, Maturing May 12, 2020(2)		5,000	4,595,000
Term Loan, 3.75%, Maturing May 22, 2022		13,150	12,678,796
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,834	2,843,271
Term Loan, 4.50%, Maturing September 7, 2021		17,141	17,212,849
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,368	6,391,880
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,486	8,507,090
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,400	7,412,658
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		29,850	29,837,553

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,636	$6,184,621
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,288	17,835,045
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		50,277	50,314,923
Term Loan, 4.25%, Maturing March 31, 2022		9,077	9,109,653
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,172	8,163,906
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,851	31,018,653
Term Loan, 4.75%, Maturing June 7, 2020		8,109	8,158,035
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		23,994	24,173,870
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,731	9,722,300
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,933	8,954,831
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,913	5,304,113
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,552	12,253,828
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,790,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,935	18,936,254
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		7,750	7,800,049
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,161	5,140,573
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		1,037	1,043,771
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,878	5,914,700
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,030	19,023,775
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		4,200	4,195,502
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,623	33,194,517
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		41,250	41,378,906
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		4,350	4,390,781

			$522,465,338

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		20,425	$20,118,625

			$20,118,625

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	276	$432,589
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,104	32,057,578

			$32,490,167

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,660	$40,652,272
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,585,981
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,412	32,786,906
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,156	3,147,705
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,251,329
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,348,706
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	20,775	22,851,818

			$178,624,717

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		9,339	$9,364,534
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		26,697	26,757,198
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	44,183,129

			$80,304,861

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,677	$19,709,413
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,479	8,605,931
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,567	20,525,005
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,054	2,269,478
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,266	36,285,140
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		25,785	25,851,723
Term Loan, 3.50%, Maturing August 5, 2020		4,939	4,949,754
Term Loan, 4.00%, Maturing April 1, 2022		47,207	47,482,941

			$165,679,385

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		44,089	$43,967,885
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,329,075

			$59,296,960

Electronics/Electrical — 9.0%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,552	$23,625,662
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,501	51,643,974
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,751	13,682,183

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,831	$5,852,804
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		11,825	11,879,194
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		36,856	34,552,459
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		75,225	75,292,885
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,700	3,716,957
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,895	6,901,195
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,935	18,013,333
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,706,204
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,180	14,179,687
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		61,106	61,466,834
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		13,594	13,648,206
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,401	8,352,086
Term Loan, 3.75%, Maturing June 3, 2020		95,129	94,663,401
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,787	5,218,213
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,456	7,456,312
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,801	9,825,502
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		22,035	22,067,127
Term Loan, 5.25%, Maturing November 19, 2021		22,498	22,622,388
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		57,907	58,142,504
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		20,165	20,231,978
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,517	26,513,269
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		6,572	6,538,891
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		15,965	15,895,475
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,493,125
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,050	10,091,636
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,271,250
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		115,151	111,293,487
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018		7,173	7,253,872
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		42,362	41,320,785
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,122	9,121,875
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		15,633	15,683,636

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	4,332	$4,371,999
Term Loan, 4.00%, Maturing July 8, 2022	26,280	26,523,461
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,038	16,118,190
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,543	14,506,159
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,652	13,717,085
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,388,394
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,351	22,383,355
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	28,204	28,577,845

		$995,804,877

Financial Intermediaries — 3.9%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,812	$12,803,733
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,262,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,197	28,284,911
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,625	13,531,042
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017	5,000	4,999,610
Term Loan, 3.69%, Maturing March 24, 2018	36,518	36,474,715
Term Loan, 3.69%, Maturing September 24, 2018	41,428	41,380,932
Term Loan, 3.94%, Maturing June 23, 2022	9,650	9,656,031
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,874,021
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,729	44,987,335
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	6,500	6,524,375
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,503	14,430,204
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,913,209
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,296	2,307,270
Term Loan, 6.25%, Maturing September 4, 2018	8,381	8,423,400
Term Loan, 6.25%, Maturing September 4, 2018	12,797	12,861,048
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	41,075	41,016,994
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,890	6,892,516
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,527	22,480,524
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,805	11,893,189

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		58,832	$56,429,435

			$430,350,358

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,405	$54,622,365
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		9,007	8,781,620
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,441	9,464,330
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	6,525	7,212,550
Term Loan, 4.25%, Maturing July 23, 2021		37,600	37,600,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,843	9,860,999
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		30,536	29,695,831
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,116	12,153,361
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,072	19,173,178
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,205	15,224,031
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,742,675
Term Loan, 3.75%, Maturing September 18, 2020		27,559	27,584,617
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,524	12,176,415
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,253	8,426,605
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	99,851,188
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		16,135	16,198,423

			$402,768,188

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		75,310	$75,564,595
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,384,756
Term Loan, 3.69%, Maturing July 26, 2016		13,242	13,208,812
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,711	4,735,575
Buffets, Inc.
Term Loan, 15.00%, (0.00% Cash, 15.00% PIK) Maturing July 18, 2017(3)		2,861	2,039,027
Term Loan, 15.00%, (0.00% Cash, 15.00% PIK) Maturing July 19, 2017(3)		1,574	1,121,816
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		11,136	10,913,636
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,676	9,670,346
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		30,062	30,206,466
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		8,440	8,376,281

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	8,988	$8,903,811
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,042	4,047,553
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	106,474	106,950,703
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,483	51,654,394

		$330,777,771

Food/Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,583	$40,811,351
Term Loan, 5.00%, Maturing August 25, 2019	35,155	35,308,803
Term Loan, 5.50%, Maturing August 25, 2021	11,671	11,733,749
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	38,712	38,397,222
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,138	18,203,687
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	44,054,574
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,553	52,832,506

		$241,341,892

Health Care — 8.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,234	$3,264,066
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,300	4,337,625
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	19,106	19,193,186
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)	21,875	21,987,350
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	29,090	29,067,117
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,010	13,058,857
Ardent Legacy Acquisitions, Inc.
Term Loan, Maturing July 21, 2021(2)	6,400	6,440,000
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018	30,432	30,520,469
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,373	9,455,073
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	2,892	2,879,313
Term Loan, 6.50%, Maturing July 31, 2020	4,820	4,798,855
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	18,248	18,157,035
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	1,329	1,333,941
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	35,884	35,962,069
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,775	21,847,684
Term Loan, 4.00%, Maturing January 27, 2021	40,066	40,279,846

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		3,925	$3,927,453
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022		3,300	3,323,374
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020		16,608	16,586,972
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,079	16,078,535
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020		28,075	28,183,791
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,105	68,324,821
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	EUR	1,633	1,807,391
Term Loan, 4.25%, Maturing August 30, 2020		3,945	3,958,279
Term Loan, 4.25%, Maturing August 30, 2020	EUR	5,367	5,942,142
Term Loan, 4.25%, Maturing August 30, 2020		13,102	13,147,534
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021		2,975	2,990,806
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,147	22,229,608
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		12,968	12,797,302
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		15,293	15,325,132
Term Loan, 7.75%, Maturing May 15, 2018		26,196	26,212,180
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		23,486	23,632,440
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		53,684	54,006,557
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,315,829
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,213	4,217,849
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)		42,238	17,528,962
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		10,898	8,527,894
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,923	6,199,734
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		10,142	10,173,293
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		5,000	5,003,000
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		40,376	40,477,145
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,057	29,658,452
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		75	74,441
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		74,182	74,307,978
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		5,800	5,847,125
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		22,644	22,752,465

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		27,938	$28,008,161
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019		17,594	17,616,133
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		27,527	27,636,082
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		20,979	21,013,660
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		9,025	9,092,688
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,043	15,972,499
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		21,641	21,438,363
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		12,970	12,949,492
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,338	12,365,004

			$981,233,052

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,592	$4,614,834
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	44,191,364
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,518	3,531,407

			$52,337,605

Industrial Equipment — 2.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,840	$50,997,821
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		6,948	6,967,091
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,380	19,513,296
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,439	40,079,019
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,463	6,963,613
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	28,034,006
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		14,774	14,847,498
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,408	6,440,448
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		13,249	13,240,610
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,554	58,663,486
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		20,319	20,277,250
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,777	5,780,485
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,677	13,762,102

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,206	$3,205,805
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		7,317	7,336,564
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	12,764,967

			$308,874,061

Insurance — 3.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		26,789	$26,826,668
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,682	6,759,637
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		125,407	125,937,868
Term Loan, Maturing July 22, 2022(2)		77,175	77,191,052
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	30,300,562
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,227	14,929,050
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,173	5,030,687
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,277,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		57,026	56,851,386
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,811	58,896,785

			$407,000,695

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		19,775	$19,833,977
Aufinco Pty. Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,154,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		46,083	46,239,320
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022		5,425	5,469,756
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020		15,701	15,802,830
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		15,657	15,696,045
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		4,861	4,886,952
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022		286	287,500
Term Loan, 5.50%, Maturing June 17, 2022		2,214	2,228,125
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		34,743	34,815,706
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		17,150	17,146,433
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		20,034	20,121,900
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		14,643	14,714,277
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		31,837	31,001,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK) Maturing March 28, 2018(3)		6,432	$1,125,525
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		30,367	30,328,706
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		5,181	5,200,852
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		27,629	21,136,205
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,264	27,038,462
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		31,501	31,275,061

			$353,502,794

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,660	$4,681,844
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		45,084	45,105,457
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		22,200	22,472,882
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		8,094	8,140,518
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(6)		14,948	13,659,206
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,547,966
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,665	9,674,385
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	38,338	60,066,382
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,033	3,066,628
Term Loan, 5.50%, Maturing November 21, 2019		7,076	7,155,466
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		47,585	47,737,849
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,257	33,198,115
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,313	5,323,245
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,686	6,694,159
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		58,362	58,674,181
Term Loan, 6.00%, Maturing October 1, 2021		13,607	13,681,461

			$350,879,744

Nonferrous Metals/Minerals — 1.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,722	$13,662,121
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,225	23,129,576
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,180	8,220,398
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,106	35,683,829

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	3,800	$3,690,750
Term Loan, 7.50%, Maturing April 16, 2020	23,950	19,953,344
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,449	1,720,502
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	33,831	33,857,991
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,305	9,284,842
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,119,625
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,298	5,904,816
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,840,000
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(6)	30,442	15,479,684

		$184,547,478

Oil and Gas — 4.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	52,062	$42,820,786
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	15,812,882
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	34,058	33,461,879
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	21,369	21,462,857
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(4)	12,500	11,423,750
Term Loan, 4.50%, Maturing July 29, 2021	16,128	16,175,171
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,607	21,210,946
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,898	23,021,895
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	26,296,882
Term Loan, 4.00%, Maturing December 2, 2019	5,042	5,047,182
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,383	16,947,284
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	13,123,504
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,059	13,016,065
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	89,875	87,234,752
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	3,074	3,081,480
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	23,297	15,317,457
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	5,281,094
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	79,897	60,072,198
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	815,073
Term Loan, 4.25%, Maturing December 16, 2020	2,586	2,185,504
Term Loan, 4.25%, Maturing December 16, 2020	18,593	15,710,928

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	$2,823,730
Term Loan, 4.25%, Maturing October 1, 2019	5,283	4,622,960
Term Loan, 4.25%, Maturing October 1, 2019	39,872	34,888,098
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,960	7,944,874
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,573	8,241,229
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	3,395	3,434,609
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,320	26,476,158

		$537,951,227

Publishing — 2.4%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	24,182	$24,378,227
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,691	78,659,947
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	4,475	4,472,203
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	29,942	30,095,695
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	58,015	54,364,726
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	15,348	15,434,799
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,775	7,794,437
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	3,360	3,355,601
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(6)	259	178,629
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	11,674	11,754,584
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,806	8,864,404
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,730	21,838,822

		$261,192,074

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,090	$6,851,323
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,774	6,736,767
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	3,523	3,545,396
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019	26,740	24,622,863
Term Loan, 7.69%, Maturing July 30, 2019	5,384	5,023,080
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	72,971	67,498,415
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	8,226	8,258,598
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	16,847	16,762,990
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	4,518	4,533,806

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		8,826	$8,883,617
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		21,673	21,804,047
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		11,001	11,035,514
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,475	12,514,448
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,613	5,595,143
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		3,948	3,910,622
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	23,898,867
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,091	7,091,067
Term Loan, 4.00%, Maturing March 1, 2020		31,303	31,324,327

			$269,890,890

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,424	$29,121,730
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	6,850	10,580,783
Term Loan, 4.32%, Maturing April 28, 2020	GBP	5,450	8,480,409
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		26,164	26,262,495
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,165	32,104,469
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		24,332	23,518,595
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		38,557	38,709,253
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,327	17,238,585
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,524	10,608,001
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,022	45,001,920
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,818	27,540,238
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,846	16,962,240
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		44,051	44,180,390
Term Loan, 4.00%, Maturing January 28, 2020		7,566	7,605,990
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,019	56,888,732
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		34,875	34,934,938
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,973	4,986,488
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,833	29,916,086
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		59,850	60,152,661

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,319	$9,700,212
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,776	9,739,589
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,052	27,416,462
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,369	7,369,157
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		41,827	41,890,177
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		38,037	36,039,822
Vivarte SA
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	9,812	5,893,401
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	6,373	6,953,340
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,011	4,904,954

			$674,701,117

Steel — 1.4%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		143,679	$118,101,512
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,369	23,222,878
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,315	8,273,214
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(6)		11,653	4,903,372

			$154,500,976

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		2,391	$2,392,772
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,480,870
Term Loan, 3.75%, Maturing March 11, 2018		22,665	22,725,600
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)		613	615,830
Term Loan, Maturing July 31, 2022(2)		1,400	1,406,525
Term Loan, Maturing July 31, 2022(2)		4,388	4,409,645
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		36,051	34,068,396

			$87,099,638

Telecommunications — 2.6%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		5,807	$5,810,151
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		116,259	115,259,474
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		22,319	22,337,654
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022		9,625	9,713,232
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	11,510,033
Term Loan, 4.00%, Maturing April 23, 2019		31,629	30,166,093

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		46,746	$46,784,835
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022		11,009	10,976,334
Term Loan, 3.50%, Maturing January 15, 2022		17,084	17,032,918
Term Loan, 3.50%, Maturing January 15, 2022		18,106	18,052,149

			$287,642,873

Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		4,239	$4,208,210
Term Loan, 3.25%, Maturing January 31, 2022		5,819	5,775,342
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019		1,389	1,394,758
Term Loan, 4.00%, Maturing October 30, 2020		6,649	6,677,246
Term Loan, 3.50%, Maturing May 27, 2022		40,725	40,645,830
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,240	17,302,862
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		6,169	6,190,765
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,905	6,957,008
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,717,210
Term Loan, 5.00%, Maturing December 19, 2021		38,599	38,832,354
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,708	8,618,246
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,485	18,207,661
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,650	3,695,625
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,354	21,547,701
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,314	7,327,338

			$189,098,156

Total Senior Floating-Rate Interests (identified cost $10,590,932,866)			$10,239,457,563

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		9,000	$9,202,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		10,823	11,174,231
6.00%, 4/15/21(9)	GBP	11,115	18,190,488

			$38,567,219

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.2%
AVINTIV Specialty Materials, Inc.
7.75%, 2/1/19		2,714	$2,788,635
Hexion, Inc.
6.625%, 4/15/20		16,525	15,223,656

			$18,012,291

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,168,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(9)		4,925	5,232,812

			$51,401,562

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,655,000
9.00%, 11/15/18(9)	CAD	4,500	2,907,444

			$5,562,444

Entertainment — 0.2%
Vougeot Bidco PLC
5.231%, 7/15/20(9)(10)	EUR	18,625	$20,588,488

			$20,588,488

Equipment Leasing — 0.0%(11)
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,433,984
7.125%, 9/1/18(9)		2,325	2,601,094

			$5,035,078

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		10,952	$11,609,120

			$11,609,120

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,315,000
Iceland Bondco PLC
4.834%, 7/15/20(9)(10)	GBP	9,575	12,709,886
6.25%, 7/15/21(9)	GBP	7,000	9,524,118
Picard Groupe SA
4.25%, 8/1/19(9)(10)	EUR	7,500	8,299,480

			$48,848,484

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,659,687
5.125%, 8/1/21		7,500	7,800,000
HCA, Inc.
4.75%, 5/1/23		9,766	10,046,773
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	16,095,703

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$13,625,000
4.375%, 10/1/21		9,700	9,799,425

			$96,026,588

Industrial Equipment — 0.0%(11)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		916	$538,156

			$538,156

Insurance — 0.0%(11)
Galaxy Bidco, Ltd.
5.567%, 11/15/19(9)(10)	GBP	2,500	$3,918,768

			$3,918,768

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,538,750

			$8,538,750

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$21,083,750
9.00%, 2/15/20(6)		6,175	5,140,687
9.00%, 2/15/20(6)		14,975	12,429,250

			$38,653,687

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,327,500

			$11,327,500

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$8,679,210
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,781,025

			$17,460,235

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		7,650	$8,423,606
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,520	2,610,323
Wind Acquisition Finance SA
5.229%, 4/30/19(9)(10)	EUR	7,775	8,630,973
6.50%, 4/30/20(9)		7,375	7,863,594
3.981%, 7/15/20(9)(10)	EUR	7,450	8,202,422

			$35,730,918

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,187,500
7.875%, 1/15/23(9)		18,230	19,654,219
5.875%, 1/15/24(9)		5,000	5,252,500

			$28,094,219

Total Corporate Bonds & Notes (identified cost $453,884,978)			$439,913,507

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.139%, 4/15/25(9)(10)	$5,600	$5,560,619
Apidos CLO XIV, Series 2013-14A, Class D, 3.789%, 4/15/25(9)(10)	7,000	6,813,830
Apidos CLO XIV, Series 2013-14A, Class E, 4.689%, 4/15/25(9)(10)	3,500	3,160,792
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.924%, 10/17/24(9)(10)	3,000	2,964,563
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.674%, 10/17/24(9)(10)	3,000	2,878,680
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.074%, 10/17/24(9)(10)	3,000	2,718,751
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.039%, 7/17/25(9)(10)	4,000	3,965,677
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.739%, 7/17/25(9)(10)	3,330	3,226,679
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.539%, 7/17/25(9)(10)	3,330	2,954,735
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(9)(10)	7,175	7,125,515
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(9)(10)	5,600	5,452,610
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(9)(10)	3,525	3,172,858
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(9)(10)	3,500	3,503,274
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(9)(10)	3,500	3,163,751
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.939%, 7/15/25(9)(10)	5,000	4,929,231
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.689%, 7/15/25(9)(10)	3,000	2,898,706
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.889%, 7/15/25(9)(10)	2,400	2,177,500
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.974%, 8/15/25(9)(10)	3,250	3,226,530
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.474%, 8/15/25(9)(10)	1,400	1,335,517
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.174%, 8/15/25(9)(10)	925	811,102
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.387%, 7/20/26(9)(10)	3,250	3,253,490
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.787%, 7/20/26(9)(10)	3,250	3,148,493
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.387%, 7/20/26(9)(10)	3,250	3,042,360
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(9)(10)	6,325	6,253,879
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(9)(10)	6,950	6,766,563

Total Asset-Backed Securities (identified cost $95,368,376)		$94,505,705

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Worldwide Services, LLC(3)(12)(13)	2,577	$2,830,793

		$2,830,793

Automotive — 0.0%(11)
Dayco Products, LLC(3)(12)	88,506	$3,628,746

		$3,628,746

Business Equipment and Services — 0.0%(11)
Education Management Corp.(3)(12)(13)	65,471,595	$1,767,733

		$1,767,733

Security	Shares	Value
Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(12)(13)	365,718	$0

		$0

Lodging and Casinos — 0.0%(11)
Affinity Gaming, LLC(3)(12)(13)	206,125	$2,731,159

		$2,731,159

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$10,297,514
MediaNews Group, Inc.(3)(12)(13)	162,730	5,085,311

		$15,382,825

Total Common Stocks (identified cost $13,160,959)		$26,341,256

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Business Equipment and Services — 0.0%(11)
Education Management Corp., Series A-1, 7.50%(12)(13)	72,851	$2,003,402

Total Convertible Preferred Stocks (identified cost $5,141,580)		$2,003,402

Warrants — 0.0%(11)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(11)
Vivarte Luxco(3)(12)(13)	104,081	$58,297

Total Warrants (identified cost $38,148)		$58,297

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$347,452	$347,451,587

Total Short-Term Investments (identified cost $347,451,587)		$347,451,587

Total Investments — 101.1% (identified cost $11,505,978,494)		$11,149,731,317

Less Unfunded Loan Commitments — (0.3)%		$(35,879,728)

Net Investments — 100.8% (identified cost $11,470,098,766)		$11,113,851,589

Other Assets, Less Liabilities — (0.8)%		$(91,612,157)

Net Assets — 100.0%		$11,022,239,432

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $325,473,877 or 3.0% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $366,682.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,470,776,955

Gross unrealized appreciation	$65,454,486
Gross unrealized depreciation	(422,379,852)

Net unrealized depreciation	$(356,925,366)

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/15	British Pound Sterling 20,000,000	United States Dollar 31,422,300	State Street Bank and Trust Company	$194,708	$—	$194,708
8/31/15	Canadian Dollar 34,963,315	United States Dollar 28,006,052	State Street Bank and Trust Company	1,277,460	—	1,277,460
8/31/15	Euro 43,962,901	United States Dollar 47,917,804	Goldman Sachs International	—	(380,525)	(380,525)
8/31/15	Euro 20,671,125	United States Dollar 22,957,620	State Street Bank and Trust Company	248,000	—	248,000
8/31/15	Euro 9,974,875	United States Dollar 11,122,664	State Street Bank and Trust Company	164,111	—	164,111
8/31/15	United States Dollar 6,180,977	Canadian Dollar 8,000,000	Citibank, N.A.	—	(65,174)	(65,174)
9/30/15	British Pound Sterling 20,562,108	United States Dollar 32,348,514	Goldman Sachs International	250,396	—	250,396
9/30/15	Euro 60,173,274	United States Dollar 67,406,703	HSBC Bank USA, N.A.	1,270,864	—	1,270,864
9/30/15	Euro 8,952,563	United States Dollar 9,904,963	State Street Bank and Trust Company	65,292	—	65,292
10/30/15	British Pound Sterling 52,888,222	United States Dollar 82,574,645	HSBC Bank USA, N.A.	29,925	—	29,925
10/30/15	Euro 78,742,025	United States Dollar 86,914,660	Goldman Sachs International	326,998	—	326,998

				$3,827,754	$(445,699)	$3,382,055

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,827,754 and $445,699, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,144,223,888	$59,353,947	$10,203,577,835
Corporate Bonds & Notes	—	439,375,351	538,156	439,913,507
Asset-Backed Securities	—	94,505,705	—	94,505,705
Common Stocks	—	—	26,341,256	26,341,256
Convertible Preferred Stocks	—	2,003,402	—	2,003,402
Warrants	—	—	58,297	58,297
Short-Term Investments	—	347,451,587	—	347,451,587
Total Investments	$—	$11,027,559,933	$86,291,656	$11,113,851,589
Forward Foreign Currency Exchange Contracts	$—	$3,827,754	$—	$3,827,754
Total	$—	$11,031,387,687	$86,291,656	$11,117,679,343

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(445,699)	$—	$(445,699)
Total	$—	$(445,699)	$—	$(445,699)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015